Employee Benefits Obligations (Details) - Schedule of Movement in Defined Benefit Obligations - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Included in OCI
Exchange difference		$ 177,708
Fair value of plant assets [Member]
Schedule of Movement in Defined Benefit Obligations [Abstract]
As at beginning balance
Included in profit and loss
Total profit and loss
Included in OCI
As at ending balance
Defined benefit obligation [Member]
Schedule of Movement in Defined Benefit Obligations [Abstract]
As at beginning balance	44,776
Included in profit and loss
Service cost	27,549
Interest cost (income)	3,056
Total profit and loss	75,382
Included in OCI
Actuarial gain/(loss)
Exchange difference	(2,715)
As at ending balance	$ 72,666	$ 44,776